Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Profit of consolidated companies	$ 443	$ 393	$ 289
Adjustments for non-cash items:
Depreciation and amortization	707	710	715
Amortization of receivables purchase discount	(241)	(212)	(139)
Provision for credit losses	161	176	213
Gain on sales of receivables	(3)	(4)	0
Other, net	(4)	(66)	(189)
Changes in assets and liabilities:
Receivables from others	(22)	16	44
Other receivables/payables with Caterpillar	15	(8)	20
Payable to dealers and others	(34)	2	(16)
Accrued interest payable	(13)	(17)	(26)
Accrued expenses and other liabilities, net	(15)	(49)	4
Income taxes payable	48	34	(80)
Payments on interest rate swaps	(4)	(2)	(1)
Net cash provided by operating activities	1,038	973	834
Cash flows from investing activities:
Capital expenditures for equipment on operating leases and other capital expenditures	(1,660)	(1,190)	(959)
Proceeds from disposals of equipment	875	1,161	1,383
Additions to finance receivables	(18,754)	(17,058)	(11,807)
Collections of finance receivables	14,789	15,259	11,999
Net changes in Caterpillar purchased receivables	250	(1,164)	(590)
Proceeds from sales of receivables	144	207	16
Net change in variable lending to Caterpillar	(32)	55	(43)
Additions to other notes receivable with Caterpillar	(107)	(184)	(136)
Collections on other notes receivable with Caterpillar	103	77	1,005
Restricted cash and cash equivalents activity, net	45	27	74
Other, net	(4)	6	29
Net cash (used in) provided by investing activities	(4,351)	(2,804)	971
Cash flows from financing activities:
Net change in variable lending from Caterpillar	203	0	(26)
Proceeds from borrowings with Caterpillar	0	0	600
Payments on borrowings with Caterpillar	0	(600)	0
Proceeds from debt issued (original maturities greater than three months)	13,806	10,873	8,108
Payments on debt issued (original maturities greater than three months)	(9,935)	(8,277)	(11,055)
Short-term borrowings, net (original maturities three months or less)	480	(97)	370
Dividend paid to Caterpillar	(250)	(600)	(600)
Acquisition of noncontrolling interest	0	(7)	0
Net cash provided by (used in) financing activities	4,304	1,292	(2,603)
Effect of exchange rate changes on cash and cash equivalents	(87)	39	(62)
Increase/(decrease) in cash and cash equivalents	904	(500)	(860)
Cash and cash equivalents at beginning of period	1,176	1,676	2,536
Cash and cash equivalents at end of period	2,080	1,176	1,676
Cash paid for interest	797	823	917
Cash paid for taxes	$ 101	$ 96	$ 72
Non-cash activity			Non-cash activity: On January 1, 2010, we adopted the provisions of the new consolidation of variable-interest entities accounting guidance, which resulted in the consolidation of qualifying special purpose entities related to our asset-backed securitization program which had previously been recorded off-balance sheet. Please refer to Note 2C.
Cash and cash equivalents policy	All short-term investments, which consist primarily of highly liquid investments with original maturities of three months or less, are considered to be cash equivalents.